Basis of Presentation and Summary of Significant Accounting Policies - Advertising Expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Advertising Expense	¥ 162,033	¥ 135,127	¥ 130,959